TAX SITUATION - Income Tax Declarations Pending Examination by Oversses Tax Authorities (Details)	12 Months Ended
Dec. 31, 2020
Banco De Credito De Bolivia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2012, 2014, 2015 to 2020
Credicorp Capital Colombia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016, 2017, 2018 to 2020
Credicorp Capital Holding Chile S.A
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2020